Related Party (Details) $ / shares in Units, € in Thousands											1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 07, 2024 shares	Jun. 22, 2024 shares	Mar. 22, 2024 shares	Mar. 19, 2024 USD ($) $ / shares shares	Jan. 31, 2024 EUR (€) shares	Jan. 03, 2024 USD ($) shares	Dec. 18, 2023 shares	Aug. 08, 2023 USD ($)	Sep. 26, 2022 USD ($)	May 15, 2021 USD ($)	Jul. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2024 USD ($)	Apr. 19, 2024 USD ($)	Jan. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 EUR (€)	Dec. 22, 2023	Oct. 31, 2023	Feb. 28, 2023	Jun. 30, 2022
Related Party [Line Items]
Percentage of shareholder												66.00%	5.00%					80.00%
Shares other than restricted from selling (in Shares)		57,500
Sponsor loan | $									$ 350,000
Promissory note issued | $												$ 2,000,000
Exchange for shares of the company’s common stock (in Shares)												9,000	225,000
Monthly fee | $										$ 16,000	$ 11,000
Convertible promissory note | $													$ 1,100,000	$ 216,000	$ 54,958.33
Stated interest rate																			0.00%
Restricted common stock (in Shares)	140,000				310,600
Common stock pare value (in Dollars per share) | $ / shares												$ 0.0001	$ 0.0001
Payments settlements | €					€ 8,000
Unsecured Promissory Note [Member]
Related Party [Line Items]
Promissory note issued | $									$ 850,000
Promissory Note [Member]
Related Party [Line Items]
Promissory note issued | $								$ 650,000
Stated interest rate													0.00%							2.25%	2.25%
Convertible Promissory Note [Member]
Related Party [Line Items]
Convertible promissory note																$ 938,000	€ 850
Stated interest rate																10.00%	10.00%
Conversion of debt | $						$ 1,000,000
Restricted Common Stock [Member] | Convertible Promissory Note [Member]
Related Party [Line Items]
Debt converted into shares (in Shares)						52,800
Common Stock [Member]
Related Party [Line Items]
Shares of common stock (in Shares)							11,111					319,600
Nordic ESG [Member]
Related Party [Line Items]
Percentage of shareholder												10.00%
Common stock pare value (in Dollars per share) | $ / shares																$ 30.75
Alternus Energy Group Plc [Member]
Related Party [Line Items]
Percentage of shareholder													80.00%
Shares other than restricted from selling (in Shares)			57,500
Sponsor [Member]
Related Party [Line Items]
Percentage of shareholder																		11.00%
Investor [Member] | Common Stock [Member]
Related Party [Line Items]
Shares of common stock (in Shares)							277,778
Sponsor [Member]
Related Party [Line Items]
Percentage of shareholder												8.00%						11.00%
Restricted common stock (in Shares)				9,000
Common stock pare value (in Dollars per share) | $ / shares				$ 11.75
Payments settlements | $				$ 1,400,000
Forecast [Member]
Related Party [Line Items]
Shares other than restricted from selling (in Shares)		1,437,500
Forecast [Member] | Alternus Energy Group Plc [Member]
Related Party [Line Items]
Shares other than restricted from selling (in Shares)		1,437,500